Balance Sheets (Parenthetical)	Sep. 30, 2011	Dec. 31, 2010	Jan. 01, 2010
Statement of Financial Position [Abstract]
Authorized: shares Issued:	100,000,000	100,000,000	100,000,000
Authorized:	87,467,288	87,467,288	87,467,288